Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill

20. GOODWILL
For the years ended December 31, 2024, and December 31, 2023, no additions, disposals or impairments of goodwill were recognized.
The carrying amount of goodwill is allocated to the following CGUs:

As at December 31,	2024	2023
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	651
	2,923	2,923